2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
BASIS OF PRESENTATION	BASIS OF PRESENTATION The financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").
EMERGING GROWTH COMPANY

EMERGING GROWTH COMPANY

We qualify as an “emerging growth company” under the 2012 JOBS Act. Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. As an emerging growth company, we can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to take advantage of the benefits of this extended transition period.

USE OF ESTIMATES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS The Company considers all highly liquid investments with an original term of three months or less to be cash equivalents.
ACCOUNTS RECEIVABLE

ACCOUNTS RECEIVABLE

The Company records accounts receivable from amounts due from its processors. The Company charges certain merchants for processing services at a bundled rate based on a percentage of the dollar amount of each transaction and, in some instances, additional fees are charged for each transaction. The Company charges other merchant customers a flat fee per transaction, and may also charge miscellaneous fees to customers, including fees for returns, monthly minimums, and other miscellaneous services. All the charges and collections thereon flow through processors who then remit the fee due the Company within the month following the actual charges.

MARKETABLE SECURITIES

NOTE 5 - MARKETABLE SECURITES

The Company’s marketable securities consist solely of 10,000,000 shares of Mediswipe, Inc.’s common stock, issued to the Company in connection with the Company’s formation in 2010. The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity (deficiency).

Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred. There were no realized gains or losses for the years ended December 31, 2012 and 2011. The aggregate fair value of the Company’s holdings in Mediswipe’s common stock totaled $152,000 and $38,000 as of December 31, 2012 and 2011, respectively.

The following summarizes the carrying value of marketable securities as of December 31, 2012 and 2011.

	2012	2011
Beginning fair value	$38,000	$190,000
Unrealized gains (losses) included in accumulated other comprehensive income (loss)	114,000	(152,000)
Net carrying value	$152,000	$38,000

The Company did not purchase or sell any marketable securities during the years ended December 31, 2012 and 2011.

PATENTS

PATENTS

The Company capitalizes legal fees and filing costs associated with the development and filing of its patents.  Patents are generally amortized over an estimated useful life of 15 years using the straight-line method beginning on the grant date.  No amortization expense was recorded during the years ended December 31, 2012 and December 31, 2011, as the Company’s patents are still pending as of December 31, 2012.

REVENUE RECOGNITION

REVENUE RECOGNITION

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition. ASC 605 requires that four basic criteria are met (1) persuasive evidence of an arrangement exists, (2) delivery of products and services has occurred, (3) the fee is fixed or determinable and (4) collectability is reasonably assured.

The Company recognizes revenue during the month in which commissions are earned.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s own credit risk as observed in the credit default swap market.

The Company's financial instruments consist primarily of marketable securities. Marketable securities are adjusted to fair value each balance sheet date, based on quoted prices; which are considered level 1 inputs (see Note 5). The estimated fair value is not necessarily indicative of the amounts the Company would realize in a current market exchange or from future earnings or cash flows.

The Company’s derivative liability resulting from the issuance of convertible debt is adjusted to fair value based on recent sales of the underlying common stock and the use of an option pricing model, which are consistent with level 3 inputs. See Note 6.

The following table represents the Company’s financial instruments that are measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011 for each fair value hierarchy level.

December 31, 2012	Derivative Liability	Marketable Securities	Total
Level I	$ -	$ 152,000	$ 152,000
Level II	$ 40,000	$ -	$ 40,000
Level III	$ -	$ -	$ -

December 31, 2011
Level I	$ -	$ 38,000	$ 38,000
Level II	$ -	$ -	$ -
Level III	$ -	$ -	$ -

INCOME TAXES

INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740-10, Income Taxes. The Company recognizes deferred tax assets and liabilities to reflect the estimated future tax effects, calculated at the tax rate expected to be in effect at the time of realization. The Company records a valuation allowance related to a deferred tax asset when it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

ASC 740-10 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. The Company classifies interest and penalties as a component of interest and other expenses. To date, the Company has not been assessed, nor has the Company paid, any interest or penalties.

The Company measures and records uncertain tax positions by establishing a threshold for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Only tax positions meeting the more-likely-than-not recognition threshold at the effective date may be recognized or continue to be recognized. The Company’s tax years subsequent to 2005 remain subject to examination by federal and state tax jurisdictions.

EARNINGS (LOSS) PER SHARE

EARNINGS (LOSS) PER SHARE

The Company reports earnings (loss) per share in accordance with ASC 260, "Earnings per Share." Basic earnings (loss) per share is computed by dividing net income (loss), after deducting preferred stock dividends accumulated during the period, by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares of common stock, common stock equivalents and other potentially dilutive securities outstanding during the period. Potentially dilutive securities for the year ended December 31, 2012, consisting of 307,692 shares of common stock underlying convertible debt and options to purchase 1,600,000 shares of common stock were not included in the calculation of diluted loss per share because their impact was anti-dilutive.

ACCOUNTING FOR STOCK-BASED COMPENSATION

ACCOUNTING FOR STOCK-BASED COMPENSATION

The Company accounts for stock awards issued to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees. The measurement date is the earlier of (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty's performance is complete. Stock awards granted to non-employees are valued at their respective measurement dates based on the trading price of the Company’s common stock and recognized as expense during the period in which services are provided.

COMPREHENSIVE INCOME

COMPREHENSIVE INCOME

The Company has adopted ASC Topic 220, "Comprehensive Income." This statement establishes standards for reporting comprehensive income and its components in a financial statement. Comprehensive income as defined includes all changes in equity (net assets) during a period from non-owner sources. Items included in the Company’s comprehensive loss consist of unrealized losses on available-for-sale securities.